Taxation (Tables)	12 Months Ended
Jun. 30, 2018
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Schedule of Analysis of Taxation Charge for the Year

(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2018 £ million	2017 £ million	2016 £ million	2018 £ million	2017 £ million	2016 £ million	2018 £ million	2017 £ million	2016 £ million
Current tax
Current year	131	50	61	503	541	515	634	591	576
Adjustments in respect of prior years	71	4	—	(2)	16	63	69	20	63

	202	54	61	501	557	578	703	611	639

Deferred tax
Origination and reversal of temporary differences	40	40	26	127	94	(109)	167	134	(83)
Changes in tax rates(i)	(11)	5	6	(360)	(14)	1	(371)	(9)	7
Adjustments in respect of prior years	95	13	2	2	(17)	(69)	97	(4)	(67)

	124	58	34	(231)	63	(177)	(107)	121	(143)

Taxation on profit from continuing operations	326	112	95	270	620	401	596	732	496

(i)	Includes the impact as a consequence of the reduction in the US Federal tax rate (from 35% to 21%) enacted by the Tax Cuts and Jobs Act (TCJA) in the United States.

Schedule of Exceptional Tax Credits or Charges

(b) Exceptional tax (credits)/charges

The taxation charge includes the following exceptional items:

	2018 £ million	2017 £ million	2016 £ million
US tax reform(i)	(354)	—	—
UK transfer pricing settlement(ii)	143	—	—
UK industrial building allowance(iii)	21	—	—
Brand and tangible asset impairment	(13)	—	(10)
Sale of businesses	—	7	(49)
Customer claim in India	—	(11)	—
Disengagement agreements relating to United Spirits Limited	—	—	3

	(203)	(4)	(56)

(i)

The exceptional tax credit of £354 million ($478 million) resulted from applying the Tax Cuts and Jobs Act (TCJA), enacted on 22 December 2017, in the United States. The credit principally arose on remeasuring the deferred tax liabilities in respect of intangibles and other assets for the change in the US Federal tax rate from 35% to 21%, resulting in an exceptional tax credit of £363 million ($490 million), which is partially offset by £9 million ($12 million) exceptional tax charge in respect of repatriation of untaxed foreign earnings. In addition, there was a one-off charge of £11 million ($15 million) to other comprehensive income and equity, in respect of the remeasurement of the deferred tax assets on post employment liabilities and share-based incentive plans as a result of applying the provisions of the TCJA.

(ii)

In its interim announcement for the six months ended 31 December 2017, Diageo reported that discussions were being held with HMRC to seek clarity on Diageo’s transfer pricing and related issues, and that a preliminary assessment for diverted profits tax notice had been issued. Final charging notices were issued in August 2017 and Diageo paid £107 million in respect of the two years ended 30 June 2016. Diageo agreed in June 2018 with HMRC that diverted profits tax does not apply and at the same time has reached resolution on the transfer pricing issues being discussed. The agreement in respect of transfer pricing covers the period from 1 July 2014 to 30 June 2017 and has resulted in an additional UK tax charge of £143 million. In the year ended 30 June 2018 an additional tax charge of £47 million has been recognised in current tax which is based on the approach agreed with HMRC.

(iii)	A deferred tax asset of £21 million has been written off in respect of the difference between the book value and tax written value of industrial buildings in the United Kingdom.

Schedule of Taxation Rate Reconciliation and Factors that may Affect Future Tax Charges

(c) Taxation rate reconciliation and factors that may affect future tax charges

	2018 £ million	2017 £ million	2016 £ million
Profit from continuing operations before taxation	3,740	3,559	2,858

Notional charge at UK corporation tax rate of 19% (2017 – 19.75%; 2016 – 20%)	711	703	571
Elimination of notional tax on share of after tax results of associates and joint ventures	(58)	(60)	(44)
Differences in overseas tax rates (i)	134	162	50
Effect of intra-group financing	(61)	(64)	(97)
Non taxable gain on disposals of businesses	—	—	(90)
Other tax rate and tax base differences	(109)	(100)	(87)
Other items not chargeable	(79)	(78)	(66)
Impairment	16	—	21
Non deductible losses on disposal of businesses	—	(1)	24
Other non deductible exceptional items	9	7	31
Other items not deductible (ii)	238	156	180
Changes in tax rates	(371)	(9)	7
Adjustments in respect of prior years	166	16	(4)

Taxation on profit from continuing operations	596	732	496

(i)

Changes in overseas tax rates are mainly due to the application of the TCJA. Excludes impact of remeasurement of deferred tax liabilities due to US tax reform, which is included in changes in tax rates in the table above.

(ii)	Other items not deductible include irrecoverable withholding tax, controlled foreign companies charge and additional state and local taxes.

Schedule of Information about Deferred Tax assets and Liabilities

(d) Deferred tax assets and liabilities

The amounts of deferred tax accounted for in the consolidated balance sheet comprise the following net deferred tax assets/(liabilities):

	Property, plant and equipment £ million	Intangible assets £ million	Post employment plans £ million	Tax losses £ million	Other temporary differences(i) £ million	Total £ million
At 30 June 2016	(126)	(2,201)	240	60	343	(1,684)
Exchange differences	6	(51)	5	2	8	(30)
Recognised in income statement – continuing operations	(60)	(25)	(3)	(25)	(8)	(121)
Recognised in other comprehensive income and equity	—	—	(130)	6	(21)	(145)
Discontinued operations	—	—	—	—	2	2

At 30 June 2017	(180)	(2,277)	112	43	324	(1,978)
Exchange differences	7	89	(2)	(1)	(11)	82
Recognised in income statement – continuing operations	(134)	(14)	(9)	(15)	(84)	(256)
Reclassification	(4)	—	(1)	—	5	—
Recognised in other comprehensive income and equity	—	—	(105)	5	35	(65)
Tax rate change-recognised in income statement	19	390	(16)	—	(30)	363
Tax rate change-recognised in other comprehensive income and equity	—	—	(6)	—	(5)	(11)

At 30 June 2018	(292)	(1,812)	(27)	32	234	(1,865)

(i)	Deferred tax on other temporary differences includes thalidomide provisions, restructuring provisions, share-based payments and intra group sales of products.

Schedule of Net Deferred Asset and Liability

After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax liability comprises:

	2018 £ million	2017 £ million
Deferred tax assets	122	134
Deferred tax liabilities	(1,987)	(2,112)

	(1,865)	(1,978)

Schedule of Unrecognized Deferred Tax Assets and Liabilities

(e) Unrecognised deferred tax assets

Deferred tax assets have not been recognised in respect of the following tax losses:

	2018 £ million	2017 £ million
Capital losses – indefinite	69	67
Trading losses – indefinite	92	80
Trading losses – expiry dates up to 2026	55	60

	216	207